Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Intangible assets	€ 406	€ 494
Property, plant and equipment	81,488	63,991
Investment in a joint venture	9,684	11,040
Other financial assets	9,176	7,991
Non-financial assets	17,705	9,769
Non-current assets	118,459	93,285
Other financial assets	8	111,616
Non-financial assets	21,229	22,781
Income tax receivable	1,406	751
Cash and cash equivalents	108,985	83,508
Current assets	131,628	218,656
Total Assets	250,087	311,941
SHAREHOLDERS' (DEFICIT) / EQUITY AND LIABILITIES
Subscribed capital	6,646	5,728
Share premium	1,022,690	1,008,759
Other capital reserves	386,153	381,778
Accumulated loss	(1,446,266)	(1,359,317)
Accumulated other comprehensive income	370	110
Shareholders' (deficit) / equity	(30,407)	37,058
Other financial liabilities	15	17
Lease liabilities	7,439	8,224
Provisions	1,300	1,264
Trade and other payables	6,112	3,362
Other non-financial liabilities	3,184	2,000
Non-current liabilities	18,050	14,867
Other financial liabilities	4	4
Lease liabilities	3,221	2,943
Provisions	194	311
Income tax payable	498	435
Warrants and other derivative financial liabilities	195,783	205,013
Trade and other payables	54,366	44,601
Other non-financial liabilities	8,378	6,709
Current liabilities	262,444	260,016
Total Shareholders' (Deficit) / Equity and Liabilities	€ 250,087	€ 311,941